Cover	Sep. 23, 2024
Cover [Abstract]
Entity Registrant Name	Welsis Corp.
Entity Central Index Key	0001887912
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 23, 2024
Entity Ex Transition Period	true
Entity File Number	333-261614
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	98-1620699
Entity Address Address Line 1	701 E Cathedral Rd.
Entity Address Address Line 2	Ste 45 PMB 405
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19128
City Area Code	215
Local Phone Number	552-8991
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common